Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2014
Laboratory Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment estimated useful life	5 years
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment estimated useful life	3 years
Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment estimated useful life	5 years
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment estimated useful life	Lesser of useful life or remaining lease term